OTHER INCOME/(EXPENSES), NET (Schedule Of Other Nonoperating Income/Expense) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Guarantee income	¥ 26,229,524	¥ 65,935,450	¥ 9,641,685
Donations	(412,465)	(6,288,539)	(873,320)
Total	¥ 25,817,059	¥ 59,646,911	¥ 8,768,365